ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Accounts receivable	149,745	293,710	47,144
Allowance for doubtful debts	(2,121)	(341)	(55)

	147,624	293,369	47,089

As of December 31, 2011 and 2012, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of the year	2,453	2,121	341
Provision	183	538	86
Write-off of accounts receivable	(515)	(2,318)	(372)

Balance at the end of the year	2,121	341	55

Additions to the Company’s allowance for doubtful accounts were recorded within general and administration expenses for the years ended December 31, 2010, 2011 and 2012.